Subsequent Event - Additional Information (Detail)			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 02, 2015 $ / shares shares	Feb. 19, 2015 USD ($) $ / shares shares	Apr. 30, 2015	Sep. 30, 2015	Dec. 31, 2014 $ / shares shares
Subsequent Event [Line Items]
Share option granted | shares					112,262
Exercise price per share | $ / shares					$ 5.85
Reverse stock split, description				1-for-7.5 reverse stock split	1-for-7.5 reverse stock split
Reverse stock split			0.13
Series D-1 Redeemable Convertible Preferred Stock | Cowen KP Investment LLC
Subsequent Event [Line Items]
Issuance of shares | shares		3,200,000
Issuance of shares, per share amount | $ / shares		$ 1.25
Issuance of shares, value | $		$ 4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share option granted | shares	145,999
Exercise price per share | $ / shares	$ 8.63
Reverse stock split			0.13
Subsequent Event [Member] | Series D-1 Redeemable Convertible Preferred Stock | Cowen KP Investment LLC
Subsequent Event [Line Items]
Issuance of shares | shares		3,200,000
Issuance of shares, per share amount | $ / shares		$ 1.25
Issuance of shares, value | $		$ 4,000,000